Condensed Interim Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Revenue:
Total revenue	$ 1,793,071	$ 1,673,685
Total cost of sales	836,674	1,003,716
Gross profit	956,397	669,969
Operating expenses:
Amortization of operating lease right-of-use assets (Note 12)	6,781	9,404
Depreciation and amortization (Notes 4 & 5)	108,052	139,287
Director’s fees (Note 13)	2,003	2,000
General and administrative	196,510	191,469
Loss on disposal of equipment	1,927
Salaries, wages, consultants and benefits (Note 13)	51,397	166,382
Selling and marketing (Note 13)	327,522	327,522
Stock awareness program		56,917
Stock-based compensation (Note 9 & 13)	68,249	111,974
Software technology development (Note 7)	889,440	744,333
Total operating expenses	1,651,881	1,749,288
Loss before other income (expense) and income taxes	(695,484)	(1,079,319)
Other income (expense):
Foreign exchange (loss) gain	(24,105)	12,651
Gain on derivative liability – warrants (Note 2e)		51
Interest and other income	6	5
Net loss before income taxes	(719,583)	(1,066,612)
Provision for income taxes
Net loss and comprehensive loss	$ (719,583)	$ (1,066,612)
Basic loss per common share	$ (0.01)	$ (0.01)
Diluted loss per common share	$ (0.01)	$ (0.01)
Weighted average common shares outstanding, basic	131,304,499	131,307,560
Weighted average common shares outstanding, diluted	131,340,499	131,307,560
Advertising [Member]
Revenue:
Total revenue	$ 1,695,140	$ 1,538,046
Programmatic Advertising [Member]
Revenue:
Total revenue	78,715	68,070
Content [Member]
Revenue:
Total revenue	$ 19,216	$ 67,569